Document and Entity Information	Feb. 14, 2024
Document and Entity Information
Document Type	8-K/A
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	NCR ATLEOS CORPORATION
Entity File Number	001-41728
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-3588560
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	937
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NATL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001974138
Amendment Flag	true
Amendment Description	On February 14, 2024, NCR Atleos Corporation (the “Company”) furnished a Current Report on Form 8-K (the “Original 8-K”) that attached a press release setting forth its fourth quarter 2023 financial results and certain other financial information. This Current Report on Form 8-K/A (the “8-K/A”) amends the Original 8-K solely for the purpose of updating the accompanying press release and supplementary materials.These changes were identified as a part of management review and finalization of the complex accounting related to the Company’s separation transaction, which took place on October 16, 2023. The changes include the below as well as conforming changes to other related measures and information:•the Company’s stated cash and cash equivalents (updated to $339 million from $375 million for the year-end 2023); •cash flow from operations (updated to $8 million from $(43) million for the fourth quarter of 2023) and adjusted free cash flow-unrestricted (updated to $(68) million from $(62) million for the fourth quarter of 2023); and•interest expense (updated to $75 million from $69 million for the fourth quarter of 2023), affecting GAAP basis diluted loss per share attributable to Atleos (updated to $2.34 from $2.28) and non-GAAP diluted earnings per share (updated to $0.64 from $0.69 for the fourth quarter of 2023). The Company reaffirms both its first quarter 2024 and full year 2024 financial guidance, and has provided supplementary materials describing the composition of the revenue and profitability outlook and a more detailed free cash flow analysis. Other than the corrections discussed in this 8-K/A, no other changes have been made to the Original 8-K or the exhibits furnished with the Original 8-K. A copy of the corrected press release is furnished herewith as Exhibit 99.1 and is hereby incorporated by reference.